Share-Based Compensation	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Share - Based Compensation

8.Share-Based Compensation

In July 2019, the Compensation Committee of the Board of Directors approved stock-based awards to four members of senior management under the Company’s 2019 Omnibus Incentive Plan (the “2019 Plan”). A total of 1,359,375 shares of incentive stock may be issued pursuant to the awards, in four tranches. The first tranche is to vest conditioned only on continued service over the three year period which commenced January 1, 2019. Initially, Tranches two, three and four would vest when the Company’s stock price exceeds $8.00, $11.00 and $14.00, respectively, over a 60-day period. The $8.00 threshold was achieved in January 2020.

On February 4, 2019, the 2019 Plan was adopted, and the 2015 Plan and its predecessor plan from 2008 were terminated.

The 2019 Plan is administered by the Compensation Committee of the Board. The maximum aggregate number of Class A common shares that may be delivered pursuant to awards granted under the 2019 Plan during its 10-year term is 1,812,500. The maximum number of Class A common shares with respect to which awards may be granted to any non-employee director in any one calendar year is 12,500 shares or $100,000.

Share based awards since January 1, 2019, are summarized as follows:

	Restricted Stock Units
	Number of Units
	Management	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2019	—	$—	—
Granted on January 2019	1,359,375	3.79	n/a
Unvested as at December 31, 2019	1,359,375	$3.79	n/a
Vested for six months ended June 30, 2020	373,826	—	—
Unvested as at June 30, 2020	985,549	$3.79	n/a

Using the graded vesting method of expensing the restricted stock unit grants, the weighted average fair value of the stock units is recognized as compensation costs in the interim unaudited Consolidated Statements of Operations over the vesting period. The fair value of the restricted stock units for this purpose is calculated by multiplying the number of stock units by the fair value of the shares at the grant date. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

For the six months ended June 30, 2020 and 2019, the Company recognized a total of $1,282 and $858, respectively, in respect of stock based compensation.